UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule l5Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: April 1, 2018 to June 30, 2018.

AMUR EQUIPMENT FINANCE, INC.

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	April 5, 2018

Commission File Number of securitizer:	Not applicable

Central Index Key Number of securitizer:	0001633217

Shauna Heckathorn, (308) 398-4140

Name and telephone number, including area code,

of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15 Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,

of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1:	REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits
99.1	Table for Form ABS-15G (Repurchase reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2019

AMUR EQUIPMENT FINANCE, INC. (Securitizer)

By:	/s/ Shauna Heckathorn
Name:	Shauna Heckathorn
Title:	Chief Financial Officer
(senior officer in charge of securitization)

EXHIBIT INDEX

Exhibit Number
99.1	Table for Form ABS-15G (Repurchase reporting)